Financial instruments - Additional information (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2023 RUB (₽)
Minimum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	0.00%
Maximum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	12.33%
Long-term loans | AC assets | Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	3 years
Long-term loans | AC assets | Comparable market interest rates | Minimum
Disclosure of detailed information about financial instruments
Measurement input	0.11
Long-term loans | AC assets | Comparable market interest rates | Maximum
Disclosure of detailed information about financial instruments
Measurement input	0.28
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Long-term loans interest rate	0.50%
Gain from revaluation	₽ 1,227
Long-term loans | FVPL assets | Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	3 years
Long-term loans | FVPL assets | Compound average growth rate (CAGR)
Disclosure of detailed information about financial instruments
Measurement input	0.27
Increase in significant unobservable input, percent	1.00%
Decrease in significant unobservable input, percent	1.00%
Increase (decrease) in fair value of assets due to Increase in unobservable input	₽ 277
Increase (decrease) in fair value of assets due to decrease in unobservable input	₽ (268)
Long-term loans | FVPL assets | Discount rate
Disclosure of detailed information about financial instruments
Measurement input	0.14
Increase in significant unobservable input, percent	1.00%
Decrease in significant unobservable input, percent	1.00%
Increase (decrease) in fair value of assets due to Increase in unobservable input	₽ (393)
Increase (decrease) in fair value of assets due to decrease in unobservable input	₽ 476
Long-term loans | FVPL assets | Terminal growth rate
Disclosure of detailed information about financial instruments
Measurement input	0.03
Increase in significant unobservable input, percent	1.00%
Decrease in significant unobservable input, percent	1.00%
Increase (decrease) in fair value of assets due to Increase in unobservable input	₽ 304
Increase (decrease) in fair value of assets due to decrease in unobservable input	₽ (253)